EARNINGS/(LOSS) PER SHARE	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
EARNINGS/(LOSS) PER SHARE	EARNINGS/(LOSS) PER SHARE
The following table presents an overview of the calculated basic and diluted earnings/(loss) per share:

	Three months ended September 30,		Nine months ended September 30,
In millions (except for share and (loss)/earnings per share information)	2024	2023	2024	2023
Income/(loss) for the period, attributable to the owners of the Company	$55.8	$(37.7)	$57.2	$(115.6)
Basic weighted-average number of ordinary shares	505,412,690	384,499,607	490,972,248	384,499,607
Diluted weighted-average number of ordinary shares	507,716,795	384,499,607	493,776,517	384,499,607
Basic earnings/(loss) per share	$0.11	$(0.10)	$0.12	$(0.30)
Diluted earnings/(loss) per share	$0.11	$(0.10)	$0.12	$(0.30)
The number of shares outstanding reflect a share split that became effective in January 2024, which was applied retrospectively to all periods presented. Refer to Note 12. Shareholders' Equity/(Deficit) for further details on the Share Split.
For the three and nine months ended September 30, 2023, we incurred net losses and as a result, the inclusion of potentially dilutive shares relating to vested and unvested shares of restricted share units, performance share units, and stock options were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive. The weighted average potentially dilutive shares excluded were 4,471,989 and 3,638,675 for the three and nine months ended September 30, 2023, respectively .

For the three and nine months ended September 30, 2024, 1,749,669 and 947,608 weighted average potentially dilutive shares outstanding related to unvested stock options and restricted share units were excluded from the computation of diluted earnings per share because their effects would have been anti-dilutive. In addition, for the three and nine months ended September 30, 2024, 6,197,863 and 5,497,086 weighted average potentially dilutive shares outstanding related to unvested performance share units and stock options were excluded from the computation of diluted earnings per share because issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.